Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury stock, shares	5,291,497	4,342,477	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	82,902,276	82,410,774	79,091,871
Common stock, shares outstanding	82,902,276	82,410,774	79,091,871
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	118,200,000	118,200,000	118,200,000
Common stock, shares outstanding	118,200,000	118,200,000	118,200,000